PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Office equipment	Computer	Property	Machinery and Equipment- truck	Machinery and Equipment- System	Total
	HK$	HK$	HK$	HK$	HK$	HK$
COST
At March 31, 2024	169,958	20,995	-	63,000	33,181,644	33,435,597
Additions	-	6,898	-	-	-	6,898

At March 31, 2025	169,958	27,893	-	63,000	33,181,644	33,442,495
Additions	19,129	12,778	9,820,100		-	9,852,007

At March 31, 2026	189,087	40,671	9,820,100	63,000	33,181,644	43,294,502

DEPRECIATION
At March 31, 2024	78,602	2,700	-	54,600	15,333,568	15,469,470
Provided for the year	33,992	4,888	-	8,400	3,420,335	3,467,615

At March 31, 2025	112,594	7,588	-	63,000	18,753,903	18,937,085
Provided for the year	32,625	7,980	64,659	-	3,421,001	3,526,265

At March 31, 2026	145,219	15,568	64,659	63,000	22,174,904	22,463,350
CARRYING VALUES
At March 31, 2026	43,868	25,103	9,755,441	-	11,006,740	20,831,152

At March 31, 2025	57,364	20,305	-	-	14,427,741	14,505,410

At March 31, 2024	91,356	18,295	-	8,400	17,848,076	17,966,127